Derivative Instruments and Hedging Activities (Gains or Losses Recognized in AOCI for the Cash Flow Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Forward Contract Power [Member]
Derivative Instrument, loss from discontinued operations			$ (5.5)
Beginning accumulated derivative gain / (loss) in AOCI		$ 0.0	(4.3)
Net gains / (losses) associated with current period hedging transactions			11.9
Ending accumulated derivative gain / (loss) in AOCI			0.0
Derivative Instrument, transfer of generation assets of subsidiary			(2.1)
Interest Rate Contract [Member]
Beginning accumulated derivative gain / (loss) in AOCI	$ 0.6	1.4	1.6
Net gains / (losses) associated with current period hedging transactions	(0.8)	(0.1)	0.5
Ending accumulated derivative gain / (loss) in AOCI	(0.4)	0.6	1.4
Portion expected to be reclassified to earnings in the next twelve months	$ (0.2)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	8 months
Interest Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (0.2)	$ (0.7)	$ (0.7)